Other Expenses, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Expenses, Net
6)	OTHER EXPENSES, NET
The detail of the line item “Other expenses, net” in 2019, 2018 and 2017 was as follows:

		2019	2018	2017
Results from the sale of assets and others, net 1	$	(230)	(149)	(2)
Restructuring costs 2		(48)	(72)	(45)
Impairment losses 3		(64)	(62)	(151)
Remeasurement of pension liabilities 4		—	(8)	—
Charitable contributions		(5)	(5)	(7)

	$	(347)	(296)	(205)

1
In 2019 and 2018, includes $55 and $56, respectively, in connection with property damages and natural disasters. In 2017, includes an expense of $25 related to a penalty in connection with a market investigation in Colombia (note 24.1).

2	Restructuring costs mainly refer to severance payments and the definite closing of operating sites.
3
In 2019, 2018 and 2017, among others, includes impairment losses of fixed assets for $64, $23 and $49, respectively, as well as
in 2018 losses in the valuation of assets held for sale of $22 and impairment losses of goodwill in 2017 of $98 (notes 13.2, 14 and 15).

4	Refers to a past services remeasurement of CEMEX’s defined benefit plan in the United Kingdom determined in 2018 as a result of a recently enacted gender parity law.